Employee Defined Combination Plan - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Retirement Benefits [Abstract]
Amounts incurred for employee defined contribution plan	¥ 4.3	$ 625	¥ 4.1	¥ 2.7